Share based compensations (Details) - USD ($)			1 Months Ended		2 Months Ended	12 Months Ended
	Apr. 03, 2022	Feb. 04, 2022	Dec. 28, 2022	Jun. 27, 2021	Jul. 31, 2021	Dec. 31, 2022
Share based compensations (Details) [Line Items]
Ordinary shares (in Shares)					285,422
Share based compensation description		the Company issued the following options under the SOP: (i) options to purchase an aggregate of 71,496 Ordinary Shares to the former chairman of the Company’s board of directors, which options were exercisable for a period of five years from their date of issuance, at a price of $4.20 per Ordinary Share, and vest 8.33% at the end of each three month period of continuous services to the Company. The fair value of this grant was $90,085 calculated using the Black Scholes model; (ii) options to purchase an aggregate of 10,000 Ordinary Shares and options to purchase an aggregate of 2,500 Ordinary Shares to two of the Company’s directors, which options are exercisable for a period of five years from their date of issuance, at a price of $4.20 per Ordinary Share, and vest 6.25% at the end of each three month period of continuous services to the Company. The fair value of this grant was $15,750 calculated using the Black Scholes model; and (iii) options to purchase an aggregate of 169,588 Ordinary Shares to certain employees and consultants, which options are exercisable for a period of five years from their date of issuance, at a price of $4.20 per Ordinary Share, and will vest 50% on February 4, 2024 and thereafter 6.25% every three months period of continuous services to the Company. The fair value of this grant was $191,634 calculated using the Black Scholes model. Upon the end of term of the service agreement with Mr. Joseph Weiss in December 2022, options to purchase an aggregate of 53,622 Ordinary Shares were forfeited and returned to the pool.		Out of the total amount of 285,422, options to purchase an aggregate of 201,427 Ordinary Shares were approved on June 27, 2021 and options to purchase an aggregate of 83,995 Ordinary Shares were approved during July 2021.
Exercisable period						8 months 12 days
Exercise price (in Dollars per share)		$ 6.1248
Vest percentage	6.25%		6.25%
Fair value grant amount (in Dollars)	$ 10,204					$ 188
Weighted-average period						3 years 3 months
Unvested options (in Dollars)						$ 214,082
Unvested options cost (in Dollars)						$ 168,893
Share based compensations [Member]
Share based compensations (Details) [Line Items]
Exercise price (in Dollars per share)	$ 4.2		$ 4.2
Ordinary Share [Member]
Share based compensations (Details) [Line Items]
Exercise price (in Dollars per share)			$ 4.2
Share based compensations [Member]
Share based compensations (Details) [Line Items]
Weighted-average period						3 years 9 months 18 days
Vest [Member]
Share based compensations (Details) [Line Items]
Vest percentage	50.00%		50.00%
Chief Financial Officer [Member]
Share based compensations (Details) [Line Items]
Ordinary shares (in Shares)	31,838
Exercisable period	5 years
Director [Member]
Share based compensations (Details) [Line Items]
Ordinary shares (in Shares)			2,500
Exercisable period			5 years